ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ 13,172	$ 1,910	¥ (3,103,465)	¥ (1,392,930)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Realized gains from investments	(42,264)	(6,128)	(65,763)	(70,403)
Fair value change of fair value option	13,232	1,918	0	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(12,294)	(1,782)	459,506	(479,985)
Accrued expenses and other current liabilities	(329,923)	(47,834)	(942,260)	1,508,939
Net cash generated from/(used in) operating activities	54,545	7,908	(4,185,807)	603,273
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/generated from investing activities	(158,385)	(22,964)	4,812,502	(5,596,304)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	0	0	7	36
Proceeds from private placement financing	0	0	0	5,687,251
Repurchase of ordinary shares	0	0	0	(282,543)
Net cash generated from/(used in) financing activities	0	0	(100,614)	5,272,100
Effect of exchange rate changes	26,650	3,864	15,818	2,188
Net increase/(decrease) in cash and cash equivalents	(77,190)	(11,192)	541,899	281,257
Cash and cash equivalents at beginning of the year	728,934
Cash and cash equivalents at end of the year	819,911	118,876	728,934
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	13,172	1,910	(3,103,465)	(1,392,930)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Equity in loss/(gain) of subsidiaries and VIEs	(45,545)	(6,604)	3,106,437	1,387,816
Realized gains from investments	0	0	(8,498)	(6,564)
Fair value change of fair value option	31,080	4,506	0	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,324)	(192)	2,083	(1,919)
Accrued expenses and other current liabilities	(113)	(16)	(3,618)	(1,771)
Net cash generated from/(used in) operating activities	(2,730)	(396)	(7,061)	(15,368)
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries and VIEs	(303,214)	(43,962)	(6,248,209)	(195,783)
Repayment from subsidiaries and VIEs	100,000	14,499	706,870	0
Investing activities on debt securities investments	174,382	25,283	5,547,488	(5,252,188)
Net cash (used in)/generated from investing activities	(28,832)	(4,180)	6,149	(5,447,971)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	0	0	7	36
Proceeds from private placement financing	0	0	0	5,687,251
Repurchase of ordinary shares	0	0	0	(282,543)
Net cash generated from/(used in) financing activities	0	0	7	5,404,744
Effect of exchange rate changes	24,033	3,484	3,735	5,390
Net increase/(decrease) in cash and cash equivalents	(7,529)	(1,092)	2,830	(53,205)
Cash and cash equivalents at beginning of the year	11,260	1,633	8,430	61,635
Cash and cash equivalents at end of the year	¥ 3,731	$ 541	¥ 11,260	¥ 8,430